Reconciliation of Segment Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 225,222	$ 230,461
Plant, property and equipment, net	88,642	88,434
Capital expenditures	16,175	16,244	16,458
Verizon Wireless
Segment Reporting Information [Line Items]
Assets	142,485	147,378	138,863
Plant, property and equipment, net	34,545	33,451	32,253
Capital expenditures	8,857	8,973	8,438
Wireline
Segment Reporting Information [Line Items]
Assets	84,815	86,185	83,849
Plant, property and equipment, net	52,911	54,149	54,594
Capital expenditures	6,342	6,399	7,269
Total Segments
Segment Reporting Information [Line Items]
Assets	227,300	233,563	222,712
Plant, property and equipment, net	87,456	87,600	86,847
Capital expenditures	$ 15,199	$ 15,372	$ 15,707